Summary of Restricted Stock Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested Issued		675,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Restricted stock awards outstanding, Unvested at beginning	2,391,665	6,309,874
Number of Shares Common stock options, outstanding at Beginning balance	14,008,076	10,484,046
Weighted Average Grant-Fair Value Date, Beginning balance	$ 0.56	$ 0.50
Number of Shares, Unvested Issued	562,500	833,333
Number of Shares, Issued
Weighted Average Grant-Fair Value Date, Issued	$ 0.18	$ 0.48
Number of Shares, Unvested Vested	(2,237,500)	(3,926,542)
Number of Shares, Vested	2,237,500	3,926,542
Number of Shares, Restricted stock awards subject to repurchase
Number of Shares, Restricted stock awards subject to repurchase	(1,064,549)
Number of Shares, Unvested Forfeited	(399,998)	(825,000)
Number of Shares, Forfeited	(746,813)	(402,512)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Ending Balance	316,667	2,391,665
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	14,434,214	14,008,076
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 0.42	$ 0.56